Note 12 - Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-capital loss carry forward	$ 15,016	$ 13,085
Resource expenditures	4,052	4,611
Equipment	146	131
Share issue and legal costs	3	11
Other	1,881	1,926
	21,098	19,764
Valuation allowance	(17,618)	(16,577)
Net deferred income tax assets	3,480	3,187
Deferred income tax liabilities:
Foreign exchange on loan	(150)	(306)
Mineral property interests	(6,345)	(6,448)
Deferred income tax liabilities	(6,495)	(6,754)
Net deferred income tax liabilities	$ (3,015)	$ (3,567)